FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cash	$ 213,059	$ 207,501
Other investments	129,945	143,160
Premises and equipment	194,740	189,080
Total assets	17,532,900	17,003,316
Short-term Debt	937,814	1,287,156	$ 296,203
Subordinated Debt	314,163	313,705
Other liabilities	622,200	626,938
Total liabilities	15,264,926	14,961,943
Shareholders’ equity	2,267,974	2,041,373	2,258,942	$ 2,282,070
Total liabilities and shareholders’ equity	17,532,900	17,003,316
Income Statement [Abstract]
Noninterest income	212,422	189,641	171,506
Interest Expense	275,234	65,863	31,099
Salaries and employee benefits	292,731	269,368	245,924
Professional services	9,926	9,734	11,676
Income before income taxes and equity in undistributed net earnings of subsidiaries	318,596	241,722	240,933
Income tax expense (benefit)	62,733	24,110	35,773
Net income	255,863	217,612	205,160
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	304,707	(140,618)	156,063
Operating activities
Net income	255,863	217,612	205,160
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	30,026	31,181	32,136
Stock-based compensation expense	14,898	13,379	9,635
Equity Securities, FV-NI, Unrealized Gain (Loss)	(206)	639	(702)
Deferred income taxes	13,365	(3,505)	12,087
Decrease (increase) in other assets	159,446	(226,398)	138,225
Net cash provided by (used in) operating activities	486,969	200,846	388,157
Investing activities
Net cash acquired (paid) in business combinations	(3,535)	0	(109,024)
Proceeds from sales and maturities of investment securities	440,815	704,304	1,139,498
Payments to Acquire Debt Securities, Available-for-sale	(96,745)	(641,643)	(2,418,290)
Payments to Acquire Property, Plant, and Equipment	24,135	13,778	15,333
Payments for (Proceeds from) Other Investing Activities	0	1,011	0
Net cash provided by (used in) investing activities	(701,265)	(883,105)	(510,029)
Financing activities
Net (decrease) increase in short-term borrowings	(349,342)	990,953	129,609
Cash dividends paid on common stock	(87,159)	(86,606)	(87,316)
Treasury stock purchase	0	0	(108,077)
Proceeds from exercise of stock options, net of shares purchased	48	177	64
Net cash provided by (used in) financing activities	219,854	669,729	110,849
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	5,558	(12,530)	(11,023)
Cash and due from banks at beginning of year	207,501
Cash and due from banks at end of year	213,059	207,501
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	134,745	91,013	49,746	$ 172,902
Other investments	1,134	1,681
Notes Payable	7,500	7,500
Premises and equipment	274	283
Other assets	101,001	86,355
Total assets	2,587,980	2,359,416
Subordinated Debt	312,550	311,707
Dividends payable	1,440	1,271
Other liabilities	6,016	5,065
Total liabilities	320,006	318,043
Shareholders’ equity	2,267,974	2,041,373
Total liabilities and shareholders’ equity	2,587,980	2,359,416
Income Statement [Abstract]
Interest income	42	37	34
Noninterest income	1,230	13	215
Dividends from subsidiaries	164,974	171,900	202,000
Total income	165,700	171,794	202,697
Interest Expense	18,305	16,624	15,900
Salaries and employee benefits	16,351	13,547	9,784
Professional services	1,510	256	2,343
Other	5,281	5,581	5,186
Total expenses	41,447	36,008	33,213
Income before income taxes and equity in undistributed net earnings of subsidiaries	124,253	135,786	169,484
Income tax expense (benefit)	(9,879)	(8,523)	(7,787)
Income (Loss) from Equity Method Investments	121,731	73,303	27,889
Net income	255,863	217,612	205,160
Operating activities
Net income	255,863	217,612	205,160
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(121,731)	(73,303)	(27,889)
Depreciation and amortization	975	860	859
Stock-based compensation expense	14,898	13,379	9,635
Equity Securities, FV-NI, Unrealized Gain (Loss)	546	156	(448)
Deferred income taxes	(285)	(475)	(224)
(Decrease) increase in dividends payable	169	229	368
(Decrease) increase in other liabilities	(213)	634	(751)
Decrease (increase) in other assets	(10,129)	(8,748)	(8,096)
Net cash provided by (used in) operating activities	140,093	150,344	178,614
Investing activities
Capital contributions to subsidiaries	(167)	0	(113,152)
Net cash acquired (paid) in business combinations	(3,400)	0	0
Payments to Acquire Property, Plant, and Equipment	(13)	0	0
Net cash provided by (used in) investing activities	(3,580)	1,011	(113,152)
Financing activities
Net (decrease) increase in short-term borrowings	0	(20,000)	20,000
Proceeds from Issuance of Subordinated Long-term Debt	0	0	(10,592)
Cash dividends paid on common stock	(87,159)	(86,606)	(87,316)
Treasury stock purchase	0	0	(108,077)
Proceeds from exercise of stock options, net of shares purchased	48	177	64
Other	(5,670)	(3,659)	(2,697)
Net cash provided by (used in) financing activities	(92,781)	(110,088)	(188,618)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	43,732	41,267	(123,156)
Cash and due from banks at beginning of year	91,013	49,746	172,902
Cash and due from banks at end of year	134,745	91,013	$ 49,746
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	2,334,411	2,161,338
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	8,915	11,246
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 2,343,326	$ 2,172,584